Condensed Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Operating expenses:
Research and development	$ 24,366	$ 20,689	$ 36,179
General and administrative	4,291	1,842	5,330
Loss from operations	(28,657)	(22,531)	(41,509)
Interest income	35	20	27
Other income (expense)	(1,184)	22	(236)
Interest expense	(1,027)	(108)	(758)
Net loss	(30,833)	(22,597)	(42,476)
Comprehensive loss	(30,828)	(22,594)	(42,468)
Earnings (loss) attributable to common stockholders-basic and diluted (Note 5)	$ (37,643)	$ 1,013	$ 253
Earnings (loss) per share (Note 5):
Basic (in dollars per share)	$ (46.18)	$ 2.51	$ 0.51
Diluted (in dollars per share)	$ (46.18)	$ 0.27	$ 0.07
Weighted average shares:
Basic (in shares)	815,053	403,967	499,944
Diluted (in shares)	815,053	3,790,913	3,454,276